Benefit Plans (Pension and Postretirement Benefit Plans' Obligations and Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
THE DAYTON POWER AND LIGHT COMPANY [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Noncurrent liabilities	$ (79.9)	$ (83.2)
Postretirement [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	9.6	9.2
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment	0.0	0.0	$ (5.6)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	386.5	436.9
Service cost	3.7	6.1	5.7
Interest cost	14.9	13.8	14.2
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment	0.0	5.1
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	42.1	(34.6)
Benefit obligation at December 31	421.5	386.5	436.9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1	312.9	357.5
Actual return / (loss) on plan assets	57.0	(11.7)
Contributions to plan assets	7.8	7.9
Fair value of plan assets at December 31	352.0	312.9	$ 357.5
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(69.5)	(73.6)
Current liabilities	(0.2)	(0.4)
Noncurrent liabilities	(69.3)	(73.2)
Net asset / (liability) at December 31	(69.5)	(73.6)
Prior service cost	8.6	10.4
Net actuarial loss	135.5	137.2
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax	144.1	147.6
Defined Benefit Plan, Plan Assets, Benefits Paid	25.7	40.8
Defined Benefit Plan, Benefit Obligation, Benefits Paid	25.7	40.8
Regulatory Asset [Member] | Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax	83.7	87.3
Accumulated Other Comprehensive Income/(Loss) [Member] | Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax	$ 60.4	$ 60.3